BROKERAGE ACCOUNT	9 Months Ended
Sep. 30, 2020
BROKERAGE ACCOUNT
NOTE 5 - BROKERAGE ACCOUNT

As of September 30, 2020, the market value of the Company’s account portfolio was $167,389. The opening value of the account was $170,000, resulting in losses in portfolio investment as follows:

Net loss on investment in securities account for the nine months ended September 30, 2020	$2,611
Less – Net gain and losses recognized during 2020 on equity securities sold during the period	$0
Unrealized losses recognized during 2020 on equities securities still held at September 30, 2020	$2,611